SHAREHOLDERS' EQUITY (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Allocated Share-based Compensation Expense	$ 74	$ 385	$ 20
Financial Income Net [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense		(82)	(120)
Research and Development Expense [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense	(18)	(2)	0
General and Administrative Expense [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense	$ 92	$ 469	$ 140